sec13f-093008
				UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/11

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA     07/22/2011
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

Report Summary:

Number of Other Included Managers:	 1

Form 13F Information Table Entry Total:	 178

Form 13F Information Table Value Total:  $129,214 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 06/30/11
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Abbott Laboratories                  COM            002824100  1,735   32,969  SH       SOLE                  32,969
Aberdeen Asia-Pacific Income Fund    COM            003009107  4,254  580,357  SH       DEFINED              572,357  8,000
Aberdeen Australia Equity Fund       COM            003011103    222   17,984  SH       SOLE                  17,984
Accenture PLC                        SHS CLASS A    G1151C101    109    1,800  SH       SOLE                   1,800
Adams Express Company                COM            006212104    239   21,445  SH       DEFINED                2,115 19,330
Alcoa Inc                            COM            013817101    102    6,424  SH       SOLE                   6,424
Alexander & Baldwin Inc              COM            014482103  3,030   62,908  SH       SOLE                  62,908
Amag Pharmaceuticals Inc             COM            00163U106     15      800  SH       SOLE                     800
Amarin Corporation PLC               SPONS ADR NEW  023111206     30    2,100  SH       SOLE                   2,100
American Express                     COM            025816109     52    1,000  SH       SOLE                   1,000
Amicus Therapeutics Inc              COM            03152W109      4      600  SH       SOLE                     600
Apache Corp                          COM            037411105     86      700  SH       SOLE                     700
Apartment Investment & Management Co CL A           03748R101      2       60  SH       SOLE                      60
Apple Inc                            COM            037833100      2        6  SH       SOLE                       6
Apple Inc                            CALL           037833900     10      200      CALL SOLE                     200
Archer Daniels Midland Co            COM            039483102  3,703  122,815  SH       DEFINED              116,415  6,400
AT&T Inc                             COM            00206R102     16      500  SH       SOLE                     500
Avista Corp                          COM            05379B107    257    9,995  SH       SOLE                   9,995
Barrick Gold Corp                    COM            067901108    264    5,833  SH       SOLE                   5,833
Berkshire Hathaway Inc CL B          CL B NEW       084670702     18      230  SH       SOLE                     230
Big Lots Inc                         COM            089302103  3,723  112,295  SH       SOLE                 112,295
Biomarin Pharmaceutical Inc          COM            09061G101      8      300  SH       SOLE                     300
Boardwalk Pipeline Partners LP       UT LTD PARTNER 096627104    496   17,090  SH       SOLE                  17,090
Boeing Co                            COM            097023105      1       15  SH       SOLE                      15
BP PLC                               ADR            055622104    431    9,730  SH       SOLE                   9,730
Bristol Myers Squibb Co              COM            110122108     20      700  SH       SOLE                     700
California Water Service Group       COM            130788102    943   50,410  SH       SOLE                  50,410
Canadian Natural Resources Ltd       COM            136385101      1       35  SH       SOLE                      35
Canadian Pacific Railway Ltd         COM            13645T100  2,988   47,941  SH       SOLE                  47,941
Caterpillar Inc                      COM            149123101     53      500  SH       SOLE                     500
Celldex Therapeutics Inc             COM            15117B103      4    1,000  SH       SOLE                   1,000
Cenovus Energy Inc                   COM            15135U109  4,816  127,891  SH       DEFINED              119,891  8,000
Central Fund of Canada Ltd           CL A           153501101  1,894   92,960  SH       SOLE                  92,960
Chevron Corp                         COM            166764100     10       96  SH       SOLE                      96
Chico's FAS Inc                      COM            168615102      4      230  SH       SOLE                     230
Church & Dwight Co                   COM            171340102  2,619   64,610  SH       SOLE                  64,610
Cincinnati Financial Corp            COM            172062101      2       81  SH       SOLE                      81
Cisco Systems Inc                    COM            17275R102     82    5,280  SH       SOLE                   5,280
Citigroup Inc                        CALL           172967904     26   80,000      CALL SOLE                  80,000
Coca Cola Co                         COM            191216100    292    4,335  SH       SOLE                   4,335
Colgate-Palmolive Co                 COM            194162103  1,104   12,635  SH       SOLE                  12,635
ConocoPhillips                       COM            20825C104  1,759   23,400  SH       SOLE                  23,400
Consolidated-Tomoka Land Co          COM            210226106    473   16,540  SH       SOLE                  16,540
Corning Inc                          COM            219350105  3,008  165,745  SH       SOLE                 165,745
Cummins Inc                          COM            231021106    103    1,000  SH       SOLE                   1,000
CVS Caremark Corp                    COM            126650100      3       75  SH       SOLE                      75
Cytokinetics Inc                     COM            23282W100      0      200  SH       SOLE                     200
Deere & Co                           COM            244199105     82    1,000  SH       SOLE                   1,000
Dendreon Corp                        COM            24823Q107     43    1,100  SH       SOLE                   1,100
DepoMed Inc                          COM            249908104     10    1,200  SH       SOLE                   1,200
Derma Sciences Inc                   COM PAR $.01   249827502     23    2,500  SH       SOLE                   2,500
Diageo PLC                           SPON ADR NEW   25243Q205      8      100  SH       SOLE                     100
DirecTV                              COM CL A       25490A101    102    2,000  SH       SOLE                   2,000
Duke Energy Corp                     COM            26441C105    542   28,770  SH       SOLE                  28,770
Ecopetrol SA                         SPON ADS       279158109     33      750  SH       SOLE                     750
Edison International                 COM            281020107     78    2,000  SH       SOLE                   2,000
EI du Pont de Nemours & Co           COM            263534109  2,067   38,235  SH       SOLE                  38,235
EMC Corp                             COM            268648102    110    4,000  SH       SOLE                   4,000
Emerson Electric Co                  COM            291011104    113    2,000  SH       SOLE                   2,000
Enbridge Energy                      COM            29250R106      3      102  SH       SOLE                     102
EnCana Corp                          COM            292505104  4,334  140,761  SH       SOLE                 140,761
Endocyte Inc                         COM            29269A102      9      600  SH       SOLE                     600
Ensco PLC                            SPONSORED ADR  29358Q109    123    2,300  SH       SOLE                   2,300
Exelixis Inc                         COM            30161Q104      4      500  SH       SOLE                     500
Express Scripts Inc                  COM            302182100     92    1,700  SH       SOLE                   1,700
Exxon Mobil Corp                     COM            30231G102  3,588   44,090  SH       SOLE                  44,090
FirstEnergy Corp                     COM            337932107      9      215  SH       SOLE                     215
Freeport-McMoRan Copper & Gold Inc   COM            35671D857     58    1,100  SH       SOLE                   1,100
FreightCar America Inc               COM            357023100    372   14,675  SH       SOLE                  14,675
General Electric Co                  COM            369604103      2      100  SH       SOLE                     100
Goldcorp Inc                         COM            380956409    950   19,685  SH       SOLE                  19,685
Google Inc                           CL A           38259P508      6       12  SH       SOLE                      12
Gorman Rupp Co                       COM            383082104     14      439  SH       SOLE                     439
Hess Corporation                     COM            42809H107    127    1,700  SH       SOLE                   1,700
Home Depot Inc                       COM            437076102      5      150  SH       SOLE                     150
Icagen Inc                           COM NEW        45104P500     12    2,000  SH       SOLE                   2,000
Imperial Oil Ltd                     COM NEW        453038408  4,396   94,365  SH       DEFINED               89,465  4,900
Incyte Corp                          COM            45337C102      8      400  SH       SOLE                     400
Insulet Corp                         COM            45784P101     11      500  SH       SOLE                     500
Intel Corp                           COM            458140100  3,521  158,873  SH       SOLE                 158,873
Intl Business Mach                   COM            459200101     77      450  SH       SOLE                     450
iShares COMEX Gold Trust             ETF            464285105  9,317  636,415  SH       DEFINED              601,015 35,400
iShares Lehman 1-3 Yr Treasury Fund  ETF            464287457     90    1,064  SH       SOLE                   1,064
iShares MSCI Emerging Markets Index  ETF            464287234     24      500  SH       SOLE                     500
iShares MSCI Japan Index             CALL           464286908     25   20,000      CALL SOLE                  20,000
iShares MSCI Japan Index             ETF            464286848      2      200  SH       SOLE                     200
iShares S&P Natural Resources Fund   ETF            464287374      3       65  SH       SOLE                      65
iShares Silver Trust                 ETF            46428Q109     27      800  SH       SOLE                     800
Johnson Controls Inc                 COM            478366107     67    1,600  SH       SOLE                   1,600
Juniper Networks Inc                 COM            48203R104     69    2,200  SH       SOLE                   2,200
Kellogg Co                           COM            487836108    100    1,800  SH       SOLE                   1,800
Kimberly Clark Corp                  COM            494368103    739   11,105  SH       DEFINED                9,505  1,600
Kimco Realty Corp                    COM            49446R109      9      480  SH       SOLE                     480
Kohls Corp                           COM            500255104     85    1,700  SH       SOLE                   1,700
Liberty Global Inc - A               COM SER A      530555101     18      400  SH       SOLE                     400
Liberty Global Inc - C               COM SER C      530555309     17      400  SH       SOLE                     400
Liberty Media Corp - Capital         CAP COM SER A  53071M302     43      500  SH       SOLE                     500
Liberty Media Corp - Interactive     INT COM SER A  53071M104     34    2,000  SH       SOLE                   2,000
Liberty Media Corporation            LIB STAR COM A 53071M708     30      400  SH       SOLE                     400
Lindsay Corp                         COM            535555106    965   14,020  SH       SOLE                  14,020
Linkedin Corp                        COM CL A       53578A108      9      100  SH       SOLE                     100
Lowe's Companies Inc                 COM            548661107    192    8,220  SH       SOLE                   8,220
Magellan Midstream Partners Lp       COM UNIT RP LP 559080106      1       12  SH       SOLE                      12
Mako Surgical Corp                   COM            560879108      9      300  SH       SOLE                     300
MannKind Corp                        COM            56400P201      2      590  SH       SOLE                     590
Market Vectors Gold Miners ETF       ETF            57060U100  4,311   78,975  SH       DEFINED               76,839  2,136
McDonald's Corp                      COM            580135101    312    3,696  SH       SOLE                   3,696
Medco Health Solutions Inc           COM            58405U102     19      342  SH       SOLE                     342
Medtronic Inc                        COM            585055106  3,638   94,425  SH       DEFINED               91,925  2,500
Merck & Co Inc                       COM            58933Y105     16      450  SH       SOLE                     450
Microsoft Corp                       COM            594918104      5      204  SH       SOLE                     204
Mks Instruments Inc                  COM            55306N104  1,960   74,175  SH       SOLE                  74,175
Mosaic Co                            COM            61945C103     54      800  SH       SOLE                     800
National Fuel Gas                    COM            636180101  1,960   26,925  SH       SOLE                  26,925
National-Oilwell Varco Inc           COM            637071101  3,261   41,700  SH       SOLE                  41,700
Neoprobe Corp                        COM            640518106      2      500  SH       SOLE                     500
Newmont Mining Corp                  COM            651639106    874   16,185  SH       SOLE                  16,185
NextEra Energy Inc                   COM            65339F101  2,572   44,760  SH       DEFINED               42,640  2,120
Norfolk Southern Corp                COM            655844108     93    1,242  SH       SOLE                   1,242
Nuveen Municipal Value Fund          COM            670928100    427   46,075  SH       DEFINED               35,275 10,800
Onyx Pharmaceuticals                 COM            683399109      4      100  SH       SOLE                     100
Oracle Corp                          COM            68389X105    105    3,200  SH       SOLE                   3,200
Pepco Hldgs Inc Com                  COM            713291102    259   13,210  SH       SOLE                  13,210
PepsiCo Inc                          COM            713448108     30      420  SH       SOLE                     420
Petroleo Brasileiro SA               SPONSORED ADR  71654V408      8      245  SH       SOLE                     245
Pfizer Inc                           COM            717081103      2       96  SH       SOLE                      96
Pinnacle West Capital Corp           COM            723484101  1,776   39,835  SH       SOLE                  39,835
Plum Creek Timber Company Inc        COM            729251108  2,147   52,971  SH       DEFINED               43,851  9,120
PNC Financial Services Group Inc     COM            693475105    125    2,100  SH       SOLE                   2,100
Pope Resources LP                    DEPOSITRY RCPT 732857107    988   21,717  SH       SOLE                  21,717
Potash Corp Of Saskatchewan Inc      COM            73755L107     34      600  SH       SOLE                     600
Potlatch Corp                        COM            737630103  4,734  134,222  SH       DEFINED              122,722 11,500
PowerShares DB Agriculture Fund      ETF            73936B408     13      415  SH       SOLE                     415
Powershares DB Commodity Index Fund  UNIT BEN INT   73935S105      3      110  SH       SOLE                     110
Primoris Services Corporation        COM            74164F103     39    3,000  SH       SOLE                   3,000
Progress Energy Inc                  COM            743263105     34      715  SH       SOLE                     715
Protalix Biotherapeutics Inc         COM            74365A101      9    1,500  SH       SOLE                   1,500
Prudential Finl Inc                  COM            744320102    108    1,700  SH       SOLE                   1,700
Rayonier Inc                         COM            754907103  2,772   42,422  SH       SOLE                  42,422
Raytheon Co                          COM NEW        755111507    636   12,756  SH       SOLE                  12,756
Reliance Steel & Aluminum Co         COM            759509102     25      500  SH       SOLE                     500
Royal Dutch Shell                    SPONS ADR A    780259206     87    1,225  SH       SOLE                   1,225
Royal Dutch Shell Plc ADR            SPON ADR B     780259107    641    8,940  SH       DEFINED                5,640  3,300
SAIC Inc                             COM            78390X101     42    2,484  SH       SOLE                   2,484
Sanofi-Aventis SA ADR                SPONSORED ADR  80105N105    108    2,700  SH       SOLE                   2,700
Scotts Miracle-Gro Co                CL A           810186106    120    2,330  SH       SOLE                   2,330
Seaboard Corp                        COM            811543107    213       88  SH       SOLE                      88
Sensient Technologies Corp           COM            81725T100  1,584   42,735  SH       DEFINED               36,235  6,500
Sirius XM Radio Inc                  COM            82967N108      8    3,500  SH       SOLE                   3,500
Southern Co                          COM            842587107    661   16,370  SH       SOLE                  16,370
SPDR Gold Trust                      ETF            78463V107  5,366   36,756  SH       DEFINED               33,806  2,950
Spectra Energy Corp                  COM            847560109  2,321   84,660  SH       SOLE                  84,660
Staples Inc                          COM            855030102      9      540  SH       SOLE                     540
Starwood Hotels & Rsrts Inc          COM            85590A401    101    1,800  SH       SOLE                   1,800
Stryker Corp                         COM            863667101     65    1,100  SH       SOLE                   1,100
Swiss Helvetia Fund Inc              COM            870875101      2      163  SH       SOLE                     163
Syngenta AG                          SPONSORED ADR  87160A100    125    1,850  SH       DEFINED                    0  1,850
Targacept Inc                        COM            87611R306     13      600  SH       SOLE                     600
TECO Energy Inc                      COM            872375100  4,671  247,277  SH       SOLE                 247,277
Tejon Ranch Co                       COM            879080109      9      250  SH       SOLE                     250
Texas Pacific Land Trust             SUB CTF P I T  882610108     70    1,545  SH       SOLE                   1,545
Andersons Inc                        COM            034164103  1,674   39,617  SH       SOLE                  39,617
THQ Inc                              COM NEW        872443403      4    1,000  SH       SOLE                   1,000
Time Warner Inc                      COM NEW        887317303      0        2  SH       SOLE                       2
Tootsie Roll Industries              COM            890516107    191    6,541  SH       SOLE                   6,541
Total SA                             SPONSORED ADR  89151E109  1,286   22,235  SH       DEFINED               18,535  3,700
Trius Therapeutics Inc               COM            89685K100      8    1,000  SH       SOLE                   1,000
Union Pacific Corp                   COM            907818108     72      690  SH       SOLE                     690
United Parcel Svc Inc                CL B           911312106     73    1,000  SH       SOLE                   1,000
US Bancorp Del Com New               COM NEW        902973304     46    1,800  SH       SOLE                   1,800
US SPDR S&P Dividend ETF             ETF            78464A763      8      150  SH       SOLE                     150
Vale SA ADR                          ADR            91912E105      4      130  SH       SOLE                     130
Vanguard Value ETF                   ETF            922908744      3       50  SH       SOLE                      50
Viacom Inc - B                       CL B           92553P201     87    1,700  SH       SOLE                   1,700
Walt Disney Co                       COM            254687106     63    1,625  SH       SOLE                   1,625
Western Union Co                     COM            959802109  1,260   62,915  SH       DEFINED               57,025  5,890
Weyerhaeuser Co                      COM            962166104  3,030  138,624  SH       SOLE                 138,624
Ziopharm Oncology Inc                COM            98973P101     12    2,000  SH       SOLE                   2,000